POST-EMPLOYMENT BENEFIT	12 Months Ended
Dec. 31, 2024
POST-EMPLOYMENT BENEFIT
POST-EMPLOYMENT BENEFIT

NOTE 26 – POST-EMPLOYMENT BENEFIT

26.1 - Post-employment benefit

The Company offer their current and future retirees and their dependents benefits such as social security, health care and post-employment life insurance. These benefits are classified as Defined Benefits – BD, Defined Contribution – CD, Variable Contribution – CV and Balanced Plan.

Due to the Company’s decentralized structure, each subsidiary sponsors its own employee benefit package, as shown in the following table:

Types of post-employment benefits sponsored by Eletrobras companies
Pension benefit plans
Company	BD Plan	Defined Benefit Plan	CD Plan	Health plan
Eletrobras	X		X	X
CGT Eletrosul	X		X	X
Chesf	X	X	X
Eletronorte	X		X	X

Currently, all the defined, variable contribution and defined contribution benefit plans are closed for adherence of new participants. At the end of 2024, the Company approved the maintenance of a single multi-sponsored CD plan, that does not meet the requirements of IAS 19 – Benefit to employees, as there is no actuarial risk.

The pension benefit plan normally exposes the Group to actuarial risks, such as investment risk, interest rate risk, longevity risk and salary risk.

●	Investment risk: The present value of the liability of the defined benefit pension plan is calculated using a discount rate determined by virtue of the remuneration of high-quality private bonds; if the return on the plan’s assets is below this rate, there will be a deficit in the plan. Currently, the plan has a relatively balanced investment in stocks, debt instruments and real estate. Due to the long-term nature of the plan’s liabilities, the board of the pension fund considers appropriate that a reasonable portion of the plan’s assets should be invested in shares and real estate to leverage the return generated by the fund;
●	Interest rate risk: A reduction in the interest rate on the securities will increase the plan’s liabilities. However, this will be partially offset by an increase in the return on the plan’s debt securities;
●	Longevity risk: The present value of the liability of the defined benefit plan is calculated by referencing the best estimate of the plan’s participants mortality after their stay at work. An increase in life expectancy of plan participants will increase the plan’s liabilities; and
●	Salary risk: The present value of the defined benefit plan liability is calculated by referencing the future salaries of the plan participants. Therefore, an increase in wages of the plan participants will increase the plan liabilities.

The tables below show the conciliation of the present value of the defined benefit obligations and the fair value of the assets with the amounts recorded in the balance sheet for social security benefits and for other post-employment benefits. The consolidated results are presented below.

Post-employment benefit obligations - amounts recognized in the balance sheet:

	12/31/2024	12/31/2023
Social security plans benefits	3,531,505	5,424,163
Health plans and life insurance	174,716	162,635
Total post-employment benefit obligations	3,706,221	5,586,798

Current	289,840	292,990
Non-current	3,416,381	5,293,808
Total	3,706,221	5,586,798

26.1.1 - Social security plans

Amounts recognized in the balance sheet and income statement for the year:

Asset Balance - Social Security Plans

	12/31/2024	12/31/2023
Present value of partially or fully covered actuarial obligations (a)	24,356,024	29,632,116
Asset ceiling (a)	1,766,372	1,782,006
Debt contract (b)	687,956	—
(-) Fair value of plan assets (b)	(23,278,847)	(25,989,959)
Immediate Available Values	1,337	3,801
Realizable assets	546,132	520,777
Fixed Income Investments	27,835,826	30,720,143
Variable Income Investments	2,268,799	3,110,626
Real Estate Investments	493,307	650,284
Structured Investments	1,281,812	855,390
Loans and Financing	396,303	505,226
Investments Abroad	—	—
Pension fund - Reserve allocation	103,483	92,504
Others	815	227,507
(-) Defined contribution plan assets	(8,422,867)	(9,443,800)
(-) Operational liabilities	(139,415)	(176,996)
(-) Contingent Liabilities	(205,646)	(228,196)
(-) Investment Funds	(204,902)	(222,948)
(-) Administrative Funds	(546,132)	(520,777)
(-) Pension Funds	(130,005)	(103,582)
Net liabilities (a) + (b)	3,531,505	5,424,163

Income Statement - Social Security Plans

	12/31/2024	12/31/2023	12/31/2022
Current service cost	40,101	39,001	42,245
Net interest costs	2,559,602	2,703,475	2,622,700
Actuarial expense / (revenue) recognized in the year	2,599,703	2,742,476	2,664,945

(a)Present value of actuarial obligations partially or fully covered

The changes in the years ended December 31, 2024 and 2023, referring to social security plans are as follows:

	12/31/2024	12/31/2023
Opening balance as of January 1	29,632,116	27,357,876
Current service cost	40,101	39,001
Interest on actuarial obligation	2,559,602	2,703,475
Benefits paid during the fiscal year	(2,910,322)	(2,635,428)
Normal Participant Contributions	9,592	11,952
Gain/Loss on actuarial obligations arising from remeasurement	(4,975,066)	2,155,240
Actuarial gains/losses arising from changes in financial assumptions	(3,577,033)	1,996,962
Actuarial gains/losses arising from experience adjustments	(313,175)	158,278
Actuarial Gains/Losses – Risk Sharing (PED)	(1,084,858)	—
Final balance on December 31	24,356,023	29,632,116

(b)Fair value of plan assets

The fair values of capital and debt instruments are determined based on market prices quoted in active markets while the fair values of investments in real estate projects, for rent, are determined by the direct comparative method of market data, with the adoption of the mathematical procedures recommended by NBR-14653-1 and 2 of the Brazilian Association of Technical Standards (ABNT).

The changes in the years ended December 31, 2024 and 2023, referring to social security plans are as follows:

	12/31/2024	12/31/2023
Opening balance as of January 1	25,989,959	23,780,227
Benefits paid during the fiscal year	(2,910,322)	(2,635,428)
Participant contributions made during the financial year	9,592	—
Employer contributions paid during the fiscal year	441,038	476,899
Gain/Loss on plan assets (excluding interest income)	666,993	2,012,962
Expected return on assets in the year	(918,413)	2,355,299
Final balance on December 31	23,278,847	25,989,959

26.1.2 - Actuarial and Economic Hypotheses

The actuarial assumptions presented below were used to determine the defined benefit obligation and the expense for the year.

Economic Hypotheses
	12/31/2024	12/31/2023
Actual annual actuarial discount interest rate	5.49 to 8.10	5.22 to 6.62
Projection of average wage increase	0.00 to 0.98	1.00 to 2.01
Average annual inflation rate	3.50%	4.00%
Expected return on plan assets (a)	3.50%	4.00%

(a) represents the maximum and minimum rates of return on plan assets.

Demographic Assumptions
	12/31/2024	12/31/2023
Table of active and inactive mortality	AT-2000 (segregated by gender), smoothed between 10% and 25% and BR-EMSsb-v. 2015 M&F	AT-2000 (segregated by gender), smoothed between 10% and 25% and BR-EMSsb-v.2015 M&F
Table of mortality of disabled persons	RP-2000 (female); PUB 2010 MI gender -segregated; RRB-1983, gender-segregated; AT-49 Male; MI-2006 (Segregated); RP-2000 (Segregated); MI-85, gender -segregated; AT-83 IAM M.

RP-2000 (female), RP-2000 Disabled (gender segregated), RRB-1983, gender segregated, AT-49 MaleRRB-1983, gender segregatedWinklevoss, 20% reducedMI-85, gender segregated, and AT-83 IAM MMI-85, gender segregated.

Table of disability	Álvaro Vindas, softened by 50%; Light Weak; Grupo Americana; TASA 1927, aggravated by 20%; Light Medium.	Álvaro Vindas, Álvaro Vindas, softened by 50%, Light Weak, Grupo Americana and TASA 1927, aggravated by 20%.

The definition of the global rate of return of the assets plan considered the market practice of Federal Government bonds, in accordance with the criteria recommended by the national and international standards, for periods similar to the flows of obligations of the benefits program, under Duration.

The projected overall rate of return is the weighted average of the expected returns for the different asset classes of the plans. Management’s assessment of the expected return is based on historical return trends and market analysts’ forecasts for the assets during the life of the respective obligation. The current return on pension plan assets as of December 31, 2024 was R$251,420, negative (R$4,368,261, positive in 2023).

26.1.3 - Health plans and life insurance

Amounts recognized in the balance sheet and income statement for the year:

Balance Sheet	12/31/2024	12/31/2023
The Actuarial Present Value obligations	174,716	162,635
Net liability / (asset)	174,716	162,635

Income Statement
	12/31/2024	12/31/2023	12/31/2022
Net Current service cost	9,702	9,652	757
Net interest costs	14,544	16,404	20,741
Actuarial expense / (revenue) recognized in the year	24,246	26,056	21,498

(a)	The Actuarial Present Value obligations

The changes in the years ended December 31, 2024 and 2023, referring to health plans and life insurance, are as follows:

	12/31/2024	12/31/2023
Opening balance as of January 1	162,635	255,181
Current service cost	9,702	9,652
Interest on actuarial obligation	14,544	16,404
Benefits paid in the year	(9,183)	(6,966)
Past service cost	(21,433)	—
Gain/Loss on actuarial obligations arising from remeasurement	18,451	(111,636)
Actuarial losses arising from changes in demographic assumptions	(10,201)	(10,920)
Actuarial gains/losses arising from changes in financial assumptions	(52,333)	28,221
Actuarial gains/losses resulting from adjustments based on experience	80,985	(128,937)
Final balance on December 31	174,716	162,635

26.1.4 - Consolidated actuarial results

Consolidated results of defined social security benefits, health plans and life insurance recognized in Other Comprehensive Income (OCI) for the year:

	12/31/2024	12/31/2023
Actuarial gains/losses recognized in OCI in the financial year - Social security benefit plans, health plans and life insurance	2,082,849	2,064,281

26.1.5 - Employer contributions

On December 31, 2024, the contributions made to establish the mathematical provisions for benefits of the CD Plan reached R$67,476 (R$62,479 in 2023).

On December 31, 2024, the contributions made to establish the mathematical provisions for benefits of the BD Plan reached R$373,562 (R$414,421 in 2023).

The company expects to contribute R$91,921 to the defined benefit plan during the next fiscal year.

The weighted average duration of the company’s defined benefit obligation is 8.19 years.

Analysis of expected maturities of undiscounted benefits from post-employment defined benefit plans for the next 10 years:

					2029
	2025	2026	2027	2028	onwards	Total
Social Security Program	2,573,649	2,343,853	2,134,283	1,939,440	15,364,798	24,356,023

The significant actuarial assumptions for determining the obligation of defined benefit plans are: discount rate, expected salary increase and mortality. The sensitivity analysis below was determined based on reasonably possible changes in the respective assumptions that occurred at the end of the reporting period, keeping all other assumptions constant.

	Scenario I (+1%)	Scenario II (-1%)
Defined benefit obligation	(25,899)	29,522
Expectation of wage growth	429	—

The sensitivity analysis presented may not represent the actual change in the defined benefit obligation since the change is not likely to occur in isolated assumptions, considering that some assumptions may be correlated.

In addition, in the presentation of the sensitivity analysis, the present value of the defined benefit obligation was calculated using the projected credit unit method at the end of the reporting period, which is the same as that applied in the calculation of the defined benefit obligation liability recognized in the balance sheet.

There was no change in relation to previous exercises in the methods and assumptions used in the preparation of the sensitivity analysis.

26.1.6 – Assessment of Risk Sharing

In the plans called BD Eletrobras, CD Eletrobras, BD Eletrosul, BD CGTEE, BD Chesf and CD Furnas, the extraordinary contributions to address insufficient equity coverage in the reserves that support the benefits are the responsibility of the Company and the participants and beneficiaries of the benefit plans, observing the parity in contributions, in accordance with the provisions contained in the respective regulations of the benefit plans.

In the plans called BD Chesf and BS Chesf, the subsidiary Chesf is responsible for the full cost of extraordinary contributions to cover asset insufficiencies, as provided for in the regulations of these benefit plans.

The amounts of extraordinary contributions are the subject of specific debt agreements signed between Chesf and Fachesf, in accordance with the rules specified in CNPC Resolution No. 30 of 2018, CNPC Resolution No. 42 of 2021 and Previc Resolution No. 23 of 2023. Issues related to the extraordinary funding of these plans are being studied by Eletrobras. According to the legislation governing private pension plans in Brazil, extraordinary contributions to settle asset insufficiencies found in benefit plans must be the subject of a specific debt agreement, in which the payment conditions and the contribution proportion to be observed between the sponsor and participants and beneficiaries are established, in accordance with the settlement proposal approved by the governance bodies of the private pension entity, always respecting the rules established in the plan regulations.

In court decisions involving benefit plans or administrative management plans, when financial responsibility is attributed to the sponsor, the contribution ratio established in the plan regulations is respected, except in cases where the contribution ratio itself is eventually questioned. Thus, even in the case of court decisions, the contribution ratio between sponsors and participants and beneficiaries is respected, despite there being a history of participant default resulting from lawsuits questioning extraordinary contributions.

The Company, based on the premises highlighted above, is conducting studies to adopt risk sharing in its obligations related to private pension plans, and this study will include legal and actuarial security to recognize the distribution of obligations for the cost of actuarial liabilities in each of the benefit plans it sponsors, as well as the analysis of extraordinary contributions that have been subject to default by a portion of the participants.

The Company expects to have the conclusions and the resolution plan in 2024.

26.2 – Payroll

	12/31/2024	12/31/2023
Current
Vacation allowance	282,101	221,194
PDV - Voluntary Dismissal Program	—	280,246
Payroll	259,754	223,348
Vacation Charges	80,393	118,124
Provision end-of-year bonus	7,408	5,189
Profit or income sharing	230,500	679,933
Charges on end-of-year bonus	—	15,981
Social security contribution	48,052	17,313
Others	50,572	73,605
	958,780	1,634,933

26.3 - Benefits in the long term – Share Based Remuneration

The Company has a Share Purchase Options Based Remuneration Plan (Share Options Purchase Plan) and Restricted Shares Based Remuneration Plan (Restricted Shares Plan).

26.3.1 - Share Purchase Options Based Remuneration Plan

The Share Purchase Options Based Remuneration Plan aims to enable the merge of long-term incentives, associated with the fulfillment of targets, aligning the interests between the Company, its shareholders and the Beneficiaries, to the extent that the potential gains and performance risks of the Company will be shared, that will contribute, especially, to the development of a professional culture of high performance and to making decisions that encourage long-term results, achieving of targets and creation of value and the sustainable growth of the Company.

26.3.2 - Restricted Shares Based Remuneration Plan

The Restricted Shares Based Remuneration Plan (‘Restricted Shares Plan), aims to (i) retain talents within the Company that show solid high performance and holding qualifications and professional profiles aligned with the new stage of the Company; (ii) help in attracting new talents to key positions within the restructuring process of Eletrobras underway; and (iii) incentivize the development and sustainable growth of the Company and the maximization of long-term value, in alignment with the levers of value capitalization.

Accounting Policy

Social Security Plans

The Company and its subsidiaries sponsor pension plans, which are generally financed by payments to these pension funds, determined by periodic actuarial calculations. The Company has defined benefit plans, as well as defined and variable contributions.

●	In defined contribution plans, the Company makes fixed contributions to a separate entity. In addition, it has no legal or constructive obligations to make contributions, if the fund does not have sufficient assets to pay, to all employees, the benefits related to services provided in current and previous years linked to this type of plan.

The Company makes the payment of contributions on a mandatory, contractual or voluntary basis. The Company has no additional payment obligations after the contribution is made. Contributions are recognized as an employee benefit expense, when due. Contributions made in advance are recognized as assets to the extent that a cash refund or a reduction in future payments is available.

●	A defined benefit plan is different from a defined contribution plan, since, in such defined benefit plans, a retirement benefit amount is established for an employee to receive upon retirement, usually dependent on one or more factors, such as age, time of service and remuneration. In this type of plan, the Company has the obligation to honor the commitment assumed, in case the fund does not have enough assets to pay, to all employees, the benefits related to the services provided in the current and previous years linked to this type of plan.

The liability recognized in the Balance Sheet, in relation to the defined benefit plans, is the present value of the defined benefit obligation at the balance sheet date, less the fair value of the plan assets. The defined benefit obligation is calculated annually by independent actuaries, using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting estimated future cash outflows. The interest rates used in this discount are consistent with market securities, which are denominated in the currency in which the benefits will be paid, and which have maturity terms close to those of the respective pension plan obligation.

Actuarial gains and losses are substantially the result of adjustments, changes in actuarial assumptions and income from plan assets, and are debited or credited to other comprehensive income.

Past service costs are immediately recognized in the income statement when a plan change occurs.

Other post-employment obligations

Some of the Company’s subsidiaries offer post-retirement health care benefits to their employees, in addition to life insurance for active and inactive employees. The right to these benefits is generally subjected to the employee remaining in the job until retirement age and the completion of a minimum period of service, or his disability as an active employee.

The expected costs of these benefits are accumulated during the period of employment, using the same accounting methodology that is used for defined benefit pension plans. Actuarial gains and losses, arising from adjustments based on experience and changes in actuarial assumptions, are debited or credited to other comprehensive income over the expected remaining service period of employees. These obligations are assessed annually by qualified independent actuaries.

Obligations with personnel

The payments of benefits, such as salary or vacation, as well as the respective labor charges incident on these benefits are recognized monthly in the result, respecting the accrual basis.

Benefits in the long term – Share Based Remuneration

The long-term remuneration programs based on shares are liquidated with shares, by which the Company receives the services of the employees as counterpart to the equity instruments. The fair value of the services, received in exchange for share options, is recognized as an expense. The total value of the expenses is recognized during the period in which the right is acquired; the period during which the specific conditions of acquisition of rights are attended.

Estimates and critical judgments

The present value of the benefits to the employees is based on actuarial calculations using various assumptions. Any changes to these assumptions will impact the value of the obligations. These assumptions are used to determine the fair value of the assets and liabilities, costs and expenses and the estimated future values of cash outflows, which are recorded in the obligations with the plans.